Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Disclosure of Cash and Cash Equivalents

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Cash on hand	286	358
Cash at bank	94,932,968	119,829,155
Restricted cash	—	—
Cash on deposit	66,856,893	3,588,203

	161,790,147	123,417,716